SHORT AND LONG-TERM DEBT - SCHEDULE OF LONG-TERM DEBT INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total long-term debt	$ 2,361,121	$ 2,347,698
Net impact of interest rate swaps, debt issuance costs and unamortized debt discounts	(16,427)	(14,275)
Less—current portion	300,098	243
Long-term portion	2,061,023	2,347,455
Corporate Debt Securities | 1.60% Notes due 2018
Debt Instrument [Line Items]
Total long-term debt	300,000	300,000
Corporate Debt Securities | 4.125% Notes due 2020
Debt Instrument [Line Items]
Total long-term debt	350,000	350,000
Corporate Debt Securities | 8.8% Debentures due 2021
Debt Instrument [Line Items]
Total long-term debt	84,715	84,715
Corporate Debt Securities | 2.625% Notes due 2023
Debt Instrument [Line Items]
Total long-term debt	250,000	250,000
Corporate Debt Securities | 3.20% Notes due 2025
Debt Instrument [Line Items]
Total long-term debt	300,000	300,000
Corporate Debt Securities | 2.30% Notes due 2026
Debt Instrument [Line Items]
Total long-term debt	500,000	500,000
Corporate Debt Securities | 7.2% Debentures due 2027
Debt Instrument [Line Items]
Total long-term debt	193,639	193,639
Corporate Debt Securities | 3.375% Notes due 2046
Debt Instrument [Line Items]
Total long-term debt	300,000	300,000
Lease Obligations
Debt Instrument [Line Items]
Total long-term debt	$ 99,194	$ 83,619